Financial Instruments and Fair Value Measurements, Pretax impact of derivative instruments on earnings and other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in AOCI	$ 625	$ 535	$ (637)
Gain (loss) reclassified to income from AOCI	(128)	(244)	175
Additional gain (loss) recognized in income	(168)	84	246
Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pre-tax unrealized gain (loss) to be reclassified to earnings over the next twelve months	6
Derivative [Member] | Designated as hedges: [Member] | Commodities [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in AOCI	21	54	5
Gain (loss) reclassified to income from AOCI	(59)	(34)	0
Additional gain (loss) recognized in income	0	0	0
Derivative [Member] | Designated as hedges: [Member] | Foreign currency [Member] | Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in AOCI	308	406	(253)
Gain (loss) reclassified to income from AOCI	(75)	(216)	170
Additional gain (loss) recognized in income	69	37	46
Derivative [Member] | Designated as hedges: [Member] | Interest rates [Member] | Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in AOCI	296	75	(347)
Gain (loss) reclassified to income from AOCI	6	6	5
Additional gain (loss) recognized in income	(227)	(7)	95
Derivative [Member] | Not designated as hedges: [Member] | Commodities [Member] | Sales and other operating revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in AOCI	0	0	0
Gain (loss) reclassified to income from AOCI	0	0	0
Additional gain (loss) recognized in income	72	20	4
Derivative [Member] | Not designated as hedges: [Member] | Commodities [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in AOCI	0	0	0
Gain (loss) reclassified to income from AOCI	0	0	0
Additional gain (loss) recognized in income	(22)	69	115
Derivative [Member] | Not designated as hedges: [Member] | Foreign currency [Member] | Other income (expense), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in AOCI	0	0	0
Gain (loss) reclassified to income from AOCI	0	0	0
Additional gain (loss) recognized in income	$ (60)	$ (35)	(14)
Non-derivatives: [Member] | Designated as hedges: [Member] | Long-term debt [Member] | Other income (expense), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in AOCI			(42)
Gain (loss) reclassified to income from AOCI			0
Additional gain (loss) recognized in income			$ 0